Debentures - Schedule of Aggregate Principal Annual Payments of the Debentures (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	$ 194,815
2026 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	74,797
2027 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	28,393
2028 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	26,620
2029 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	24,957
2030 [Member]
Schedule of Aggregate Principal Annual Payments of the Debentures [Line Items]
Aggregate principal annual	$ 40,048